Organization and Summary of Significant Accounting and Reporting Policies	12 Months Ended
Dec. 31, 2014
Basis Of Presentation
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES

        Organization—Green, together with its subsidiary bank, is a Texas corporation that was incorporated on October 20, 2004. In 2006 Green entered into an agreement and plan of merger with Redstone Bank, a national banking association located in Houston, Texas, for the purpose of acquiring all of the issued and outstanding stock of Redstone Bank. The acquisition was completed on December 31, 2006, and Green became a bank holding company registered under the BHC Act.

        Green Bank is a national banking association, which was chartered under the laws of the United States of America as a national bank on February 17, 1999, as Redstone Bank. On September 14, 2007, the name was changed to Green Bank, N.A. Green Bank provides commercial and consumer banking services in the greater Houston, Dallas, Austin and Louisville metropolitan areas.

        Summary of Significant Accounting and Reporting Policies—The accounting and reporting policies of Green conform to GAAP and the prevailing practices within the financial services industry. A summary of significant accounting policies follows.

        Green has evaluated subsequent events through March 31, 2015, the date the consolidated financial statements were available to be issued.

        Basis of Presentation—The consolidated financial statements include the accounts of Green and its subsidiary. Intercompany transactions have been eliminated in consolidation. Operations are managed and financial performance is evaluated on a company-wide basis. Green operates its business as one segment providing banking services to a variety of customers.

        Segment Reporting—Green has one reportable segment. Green's chief operating decision-maker uses consolidated results to make operating and strategic decisions.

        Initial Public Offering—Green qualifies as an "emerging growth company" as defined by the JOBS Act. In August 2014, Green sold and issued 5,390,625 shares of common stock at $15 per share in reliance on that Registration Statement. Total proceeds received by Green, net of offering costs were approximately $72.5 million.

        Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of available-for-sale securities, acquired assets and liabilities, goodwill, and fair value.

        Cash and Cash Equivalents—Cash and cash equivalents include cash due from banks, federal funds sold and interest-bearing deposits in financial institutions with original maturities of three months or less. Federal funds sold are invested for a period of three days or less. Interest bearing deposits include demand balances at the Dallas Federal Reserve and balances with other financial institutions with original maturities of three months or less. Balances at the Dallas Federal Reserve include restricted amounts required to satisfy reserve requirements, which are provided in Note 4 to Green's consolidated financial statements.

        Earnings Per Common Share—Basic earnings per common share are calculated using the two-class method. The two-class method provides that unvested share-based payment awards that contain nonforfeitable rights to dividends or dividend equivalents (whether paid or unpaid) are participating securities and shall be included in the computation of basic earnings per share.

        Diluted earnings per common share is computed using the weighted-average number of shares determined for the basic earnings per common share computation plus the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock using the treasury stock method. Outstanding stock options issued by Green represent the only dilutive effect reflected in diluted weighted average shares. A reconciliation of the weighted-average shares used in calculating basic earnings per common share and the weighted average common shares used in calculating diluted earnings per common share for the reported periods is provided in Note 2 to Green's consolidated financial statements.

        Securities—Securities classified as held-to-maturity are carried at cost, adjusted for the amortization of premiums and the accretion of discounts. Management has the positive intent, and Green has the ability, to hold these assets until their maturities. Under certain circumstances (including the deterioration of the issuer's creditworthiness or a change in tax law or statutory or regulatory requirements), these securities may be sold or transferred to another portfolio.

        Securities classified as available-for-sale are carried at fair value. Unrealized gains and losses are excluded from earnings and reported, net of tax, as accumulated other comprehensive income or loss until realized. Declines in the fair value of individual securities below their cost that are determined to be other-than-temporary would result in writedowns, as a realized loss, of the individual securities to their fair value. In evaluating other-than-temporary impairment losses, management considers several factors, including the severity and the duration of time that the fair value has been less than cost, the credit quality of the issuer, and whether it is more likely than not that Green will be required to sell the security before a recovery in value. Securities within the available-for-sale portfolio may be used as part of Green's asset and liability management strategy and may be sold in response to changes in interest rate risk, prepayment risk or other factors.

        Premiums and discounts are amortized and accreted to net income using the interest method of accounting, adjusted for prepayments as applicable. The specific identification method of accounting is used to compute gains or losses on the sales of securities. Interest earned on these assets is included in interest income.

        Other securities are stated at cost and include stock of the Dallas Federal Reserve and the FHLB. Dividends received on these investments are included in interest income.

        Loans Held-for-Sale—Loans are classified as held-for-sale when management has positively determined that the loans will be sold in the foreseeable future and Green has the ability to do so. The classification may be made upon origination or subsequent to the origination or purchase. Once a decision has been made to sell loans not previously classified as held-for-sale, such loans are transferred into the held-for-sale classification and carried at the lower of cost or estimated fair value. Fair value of consumer residential mortgages held-for-sale is based on commitments from investors or prevailing market prices. Gains and losses on sales are recorded in noninterest income and determined on a specific identification basis.

        Loans Held for Investment—Loans that management has the intent and ability to hold for the foreseeable future or until maturity are reported in the balance sheet as loans held for investment stated at the principal amount outstanding adjusted for charge-offs, the allowance for loan losses, deferred fees or costs and unamortized premiums or discounts. Interest income for loans is recognized principally by the simple interest method.

        A loan is defined as impaired when, based on current information and events, it is probable that Green will be unable to collect all amounts due, both interest and principal, according to the contractual terms of the loan agreement. Interest payments on impaired loans are typically applied to principal unless collectability of the principal amount is reasonably assured, in which case interest is recognized.

        Nonperforming Loans and Past Due Loans—Nonperforming loans are loans which have been categorized by management as nonaccrual because collection of interest is doubtful and loans which have been restructured due to the borrower's financial difficulty and which result in a concessionary modification.

        When the payment of principal or interest on a loan is delinquent for 90 days, or earlier in some cases, the loan is placed on nonaccrual status and classified as impaired unless the loan is in the process of collection and the underlying collateral fully supports the carrying value of the loan. If the decision is made to continue accruing interest on the loan, periodic reviews are made to evaluate the appropriateness of its accruing status. When a loan is placed on nonaccrual status, all accrued but unpaid interest is charged to operations. Payments received on nonaccrual loans are applied first to outstanding loan amounts and next to the recovery of charged-off loan amounts. Any excess is treated as a recovery of lost interest.

        The restructuring of a loan is considered a troubled debt restructuring if both the borrower is experiencing financial difficulties and the creditor has granted a concession. Concessions may include interest rate reductions or below market interest rates, principal forgiveness, restructuring amortization schedules and other actions intended to minimize potential losses. Loans restructured in a troubled debt restructuring are considered impaired. Impairment loss of restructured loans is based on the difference between the original loan's carrying amount and the present value of expected future cash flows discounted at the original, contractual rate of the loan.

        Generally, a nonaccrual loan that is restructured remains on nonaccrual for a period of six months to demonstrate that the borrower can meet the restructured terms. However, performance prior to the restructuring, or significant events that coincide with the restructuring, are included in assessing whether the borrower can meet the new terms and may result in the loan being returned to accrual at the time of restructuring or after a shorter performance period. If the borrower's ability to meet the revised payment schedule is uncertain, the loan remains classified as a nonaccrual loan.

        Allowance for Loan Losses—The allowance for loan losses is a valuation allowance for losses incurred on loans. All losses are charged to the allowance when the loss actually occurs or when a determination is made that a loss is probable. Recoveries are credited to the allowance at the time of recovery. Green's allowance for loan losses consists of two components including a general component based upon probable but unidentified losses inherent in the portfolio and a specific component on individual loans that are considered impaired.

        The general component of the allowance for loan losses related to probable but unidentified losses inherent in the portfolio is based on various factors including Green's historical loss experience, historical loss experience for peer banks, growth trends, loan concentrations, migration trends between internal loan risk ratings, current economic conditions and other qualitative factors. The other qualitative factors considered may include changes in lending policies and procedures, changes in the experience and ability of lending and credit staff and management, changes in the quality of the loan review system and other factors.

        To arrive at the general component of the allowance, loans are first separated into originated and acquired groups and then further separated by loan type for each group. The factors described above are calculated for the applicable loan groups and for each loan type within the applicable group and then applied to the loan balance by type to calculate the general reserve. The actual loss factor is based on Green's actual three year loss history as a percentage of loans by type. A minimum actual loss factor equal to the average three year loss history for the total portfolio is then applied. A peer loss factor is calculated by weighting Green's actual loss history and that of Green's peer banks as a percentage of loans by type for the same historical three year period. A peer loss factor is added to increase the allowance if Green's actual loss history is less than the calculated peer loss factor. Additional factors are evaluated based on Green's loan growth when compared to prior year growth, loan concentrations in groups of similar loan types, migration in Green's loans by internal risk grade and the level of monitored and classified loans to capital. Management also evaluates various economic indicators, such as state and national unemployment, initial jobless claims, consumer confidence, natural gas price, GDP and a composite city home price index, to establish an economic factor. Green allocated a qualitative reserve factor to commercial and industrial loans, which recognizes the elevated risk profile of energy related lending within Green's loan portfolio as a result of the recent decline in oil prices.

        The specific component of the allowance for loan losses is calculated based on a review of individual loans considered impaired. The analysis of impaired losses may be based on the present value of expected future cash flows discounted at the effective loan rate, an observable market price or the fair value of the underlying collateral on collateral dependent loans. In determining the collectability of certain loans, management also considers the fair value of any underlying collateral. The amount ultimately realized may differ from the carrying value of these assets because of economic, operating, or other conditions beyond Green's control.

        Throughout the year, management estimates the probable level of losses to determine whether the allowance for loan losses is adequate to absorb inherent losses in the existing portfolio. Based on these estimates, an amount is charged to the provision for loan losses and credited to the allowance for loan losses in order to adjust the allowance to a level determined to be adequate to absorb inherent losses.

        Estimates of loan losses involve an exercise of judgment. While it is reasonably possible that in the near term Green may sustain losses which are substantial relative to the allowance for loan losses, it is the judgment of management that the allowance for loan losses reflected in the consolidated balance sheets is adequate to absorb probable losses that exist in the current loan portfolio.

        Accounting for Acquired Loans and the Allowance for Acquired Loan Losses—Acquisitions are accounted for using the acquisition method of accounting. Accordingly, the assets, including loans, and liabilities of the acquired entity were recorded at their fair values at the acquisition date. No allowance for credit losses related to the acquired loans is recorded on the acquisition date, as the fair value of the acquired loans incorporates assumptions regarding credit risk. These fair value estimates associated with acquired loans, and based on a discounted cash flow model, include estimates related to market interest rates and undiscounted projections of future cash flows that incorporate expectations of prepayments and the amount and timing of principal, interest and other cash flows, as well as any shortfalls thereof. The excess of cash flows expected at acquisition over the estimated fair value is considered the accretable discount and is recognized in interest income over the remaining life of the loan using the interest method.

        Acquired loans with evidence of credit deterioration and the probability that all contractually required payments will not be collected as of the date of acquisition are accounted for in accordance with FASB ASC 310-30. The difference between contractually required payments at acquisition and the cash flows expected to be collected is considered the non-accretable discount. The non-accretable discount represents the future credit losses expected to be incurred over the life of the loan. Subsequent increases in the expected cash flows will result in a recovery of any previously recorded allowance for loan losses and a reclassification from non-accretable discount to accretable discount.

        At period-end after acquisition, the fair-valued acquired loans from each acquisition are reassessed to determine whether an addition to the allowance for credit losses is appropriate due to further credit quality deterioration. Methods utilized to estimate any subsequently required allowance for credit losses for acquired loans not deemed credit-impaired at acquisition are similar to originated loans; however, the estimate of loss is based on the unpaid principal balance and then compared to any remaining unaccreted purchase discount. To the extent that the calculated loss is greater than the remaining unaccreted purchase discount, an allowance is recorded for such difference.

        Bank-Owned Life Insurance—Bank-owned life insurance is stated at its cash surrender value. The BOLI was acquired with the SharePlus acquisition. Green is the beneficiary of life insurance policies on current and former officers and selected employees of Green.

        Premises and Equipment—Land is carried at cost. Premises and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation expense is computed primarily using the straight-line method over the estimated useful lives (ranging from two to thirty years) of the assets. Leasehold improvements are amortized using the straight-line method over the periods of the leases or the estimated useful lives, whichever is shorter.

        Goodwill and Other Intangibles—Goodwill has an indefinite useful life and is subject to an annual impairment test and more frequently if a triggering event occurs. Green completed Green's annual impairment analysis of goodwill as of December 31, 2014. The goodwill impairment test involves a two-step process. Under the first step, the estimation of fair value of the reporting unit is compared with its carrying value including goodwill. If step one indicates a potential impairment, the second step is performed to measure the amount of impairment, if any. Goodwill impairment exists when the implied fair value of goodwill is less than its carrying value. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. As part of its impairment analysis, Green uses a variety of methodologies in determining the fair value of the reporting unit, including cash flow analyses that are consistent with the assumptions management believes hypothetical marketplace participants would use.

        Core deposit intangibles are amortized on an accelerated basis over the years expected to be benefited, which Green estimates to be approximately six to nineteen years.

        Real Estate Acquired by Foreclosure—Green records real estate acquired by foreclosure at fair value less estimated costs to sell. Adjustments are made to reflect declines in value subsequent to acquisition, if any, below the recorded amounts. Required developmental costs associated with foreclosed property under construction are capitalized and considered in determining the fair value of the property. Operating expenses of such properties, net of related income, and gains and losses on their disposition are included in noninterest expense.

        Derivative Financial Instruments—Green's interest rate risk management strategy includes hedging the repricing characteristics of certain assets and liabilities so as to mitigate adverse effects on Green's net interest margin and cash flows from changes in interest rates. Green uses certain derivative instruments to add stability to Green's net interest income and to manage Green's exposure to interest rate movements.

        Green may designate a derivative as either an accounting hedge of the fair value of a recognized fixed rate asset or an unrecognized firm commitment, known as a "fair value" hedge, or an accounting hedge of a forecasted transaction or of the variability of future cash flows of a floating rate asset or liability, known as a "cash flow" hedge. All derivatives are recorded as other assets or other liabilities on the balance sheet at their respective fair values. Green estimates the fair value of its interest rate derivatives using a standardized methodology that nets the discounted expected future cash receipts and cash payments (based on observable market inputs). These future net cash flows, however, are susceptible to change due primarily to fluctuations in interest rates. As a result, the estimated values of these derivatives will typically change over time as cash is received and paid and also as market conditions change. As these changes take place, they may have a positive or negative impact on Green's estimated valuations.

        Fair Value Measurements—Green follows FASB ASC 820, Fair Value Measurements and Disclosures, for financial assets and financial liabilities. ASC 820 applies to reported balances that are required or permitted to be measured at fair value under an existing accounting pronouncement. ASC 820 emphasizes that fair value is a market-based measurement, not an entity-specific measurement. Therefore, a fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability and establishes a fair value hierarchy. The fair value hierarchy consists of three levels of inputs that may be used to measure fair value, which are defined in Note 18 to Green's consolidated financial statements.

        Revenue Recognition—Revenue is recognized in accordance with FASB ASC 605, Revenue Recognition, on an accrual basis. Amounts are recognized as income in the period in which they are earned as evidenced by contractual agreements so long as the amount is deemed to be collectable and no evidence of impairment exists.

        Gain on Sale of Guaranteed Portion of Loans, Net—Green originates loans to customers under government guaranteed programs that generally provide for guarantees of 50% to 90% of each loan, subject to a maximum guaranteed amount. Green can sell the guaranteed portion of the loan in an active secondary market and retains the unguaranteed portion in its portfolio. Sales of the guaranteed portion of loans are accounted for using the sales accounting treatment.

        All sales of government guaranteed loans are executed on a servicing retained basis, and Green retains the rights and obligations to service the loans. The standard sale structure provides for Green to retain a portion of the cash flow from the interest payment received on the loan. When a loan sale involves the transfer of an interest less than the entire loan, the controlling accounting method under FASB ASC 860, Transfers and Servicing, requires the seller to reallocate the carrying basis between the assets transferred and the assets retained based on the relative fair value of the respective assets as of the date of sale. The maximum gain on sale that can be recognized is the difference between the fair value of the assets sold and the reallocated basis of the assets sold. The gain on sale recognized in income is the sum of the cash premium on the guaranteed loan, the fair value of the servicing assets recognized, less the discount recorded on the unguaranteed portion retained.

        Income Taxes—Green files a consolidated federal income tax return with its subsidiary. Each computes income taxes as if it filed a separate return and remits to, or is reimbursed by, Green based on the portion of taxes currently due or refundable.

        Deferred income taxes are accounted for by applying the expected statutory tax rates at which the differences between the book basis and the tax basis of assets and liabilities are expected to be recovered. The resulting deferred tax assets and liabilities are adjusted to reflect changes in enacted tax laws or rates.

        Realization of the net deferred tax asset is dependent on generating sufficient future taxable income. Although realization is not assured, management believes it is more likely than not that all of the net deferred tax asset will be realized.

        Stock-Based Compensation—Green's stock-based compensation policy applies to stock options and restricted stock units, which are accounted for under the fair-value method as required by GAAP. The expense associated with stock-based compensation is recognized over the vesting period of each individual arrangement.

        The fair value of each time-based stock option and restricted stock units award is estimated on the date of grant using a Black-Scholes-Merton option valuation model.

        Business combinations—Green applies the acquisition method of accounting for business combinations in accordance with ASC 805, Business Combinations. Under the acquisition method, the acquiring entity in a business combination recognizes all of the assets acquired and liabilities assumed at their acquisition date fair values. Management utilizes valuation techniques appropriate for the asset or liability being measured in determining these fair values. The excess of the purchase price over the estimated fair value of the net assets, including identifiable intangible assets, for tax-free acquisitions is recorded as goodwill, none of which is deductible for tax purposes. The excess of the purchase price over the estimated fair value of the net assets, including identifiable intangible assets, for taxable acquisitions was recorded as goodwill, and is deductible for tax purposes. Where amounts allocated to assets acquired and liabilities assumed is greater than the purchase price, a bargain purchase gain is recognized. Acquisition-related costs are expensed as incurred. The results of operations for each acquisition have been included in Green's consolidated financial results beginning on the respective acquisition date.

        Comprehensive Income—Comprehensive income includes all changes in equity during the period presented that result from transactions and other economic events other than transactions with shareholders. Green reports comprehensive income in the consolidated statements of comprehensive income.

        Recent Accounting Standards—Accounting Standards Updates

        FASB ASU No. 2014-04—"Receivables—Troubled Debt Restructuring by Creditors (Subtopic 310-40): Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans Upon Foreclosure" clarifies when an in substance foreclosure occurs, that is, when a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan. This is the point when the consumer mortgage loan should be derecognized and the real property recognized. ASU 2014-04 was effective for Green on January 1, 2015 and did not have a significant impact on Green's financial statements.

        FASB ASU No. 2014-09—"Revenue from Contract with Customers (Topic 606)" supersedes the revenue recognition requirements in Revenue Recognition (Topic 605), and most industry-specific guidance throughout the Industry Topics of the Codification. Additionally ASU 2014-09 supersedes some cost guidance included in Revenue Recognition—Construction-Type and Production-Type Contracts (Subtopic 605-35). In addition, the existing requirements for the recognition of a gain or loss on the transfer of nonfinancial assets that are not in a contract with a customer are amended to be consistent with the guidance on recognition and measurement. The core principal of ASU 2014-09 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The adoption of this ASU becomes effective for Green beginning after January 1, 2017, with retrospective application to each prior reporting period presented, and is not expected to have a significant impact on Green's financial statements.

        FASB ASU No. 2014-11—"Transfers and Servicing (Topic 860)—Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosure" changes the accounting for repurchase-to-maturity transactions to secured borrowing accounting. It also requires separate accounting for a transfer of a financial asset executed contemporaneously with a repurchase agreement with the same counterparty, which will result in secured borrowing accounting and disclosure for the repurchase agreement. The adoption of this ASU becomes effective for Green beginning after January 1, 2016 and is not expected to have a significant impact on Green's financial statements.

        FASB ASU No. 2014-12—"Compensation-Stock Compensation (Topic 718)—Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period" requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. The performance target should not be reflected in estimating the grant-date fair value of the award. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. If the performance target becomes probable of being achieved before the end of the requisite service period, the remaining unrecognized compensation cost should be recognized prospectively over the remaining requisite service period. The total amount of the compensation cost recognized during and after the requisite service period should reflect the number of awards that are expected to vest and should be adjusted to reflect those awards that ultimately vest. The requisite service period ends when the employee can cease rendering service and still be eligible to vest in the award if the performance target is achieved. The adoption of this ASU becomes effective for Green beginning after January 1, 2016 and is not expected to have a significant impact on Green's financial statements.

        FASB ASU No. 2014-14—"Classification of Certain Government-Guaranteed Mortgage Loans Upon Foreclosure" requires creditors to reclassify mortgage loans as another receivable that is separate from loans and to measure the receivable at the fixed or determinable amount expected to be received under the government guarantee if upon foreclosure the mortgage loans meet certain conditions. ASU 2014-04 was effective for Green on January 1, 2015 and did not have a significant impact on Green's financial statements.

        FASB ASU No. 2015-01—"Income Statement—Extraordinary and Unusual Items (Subtopic 225-20)—Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items." ASU 2015-01 eliminates from U.S. GAAP the concept of extraordinary items, which, among other things, required an entity to segregate extraordinary items considered to be unusual and infrequent from the results of ordinary operations and show the item separately in the income statement, net of tax, after income from continuing operations. ASU 2015-01 is effective for Green beginning January 1, 2016, though early adoption is permitted. ASU 2015-01 is not expected to have a significant impact on Green's financial statements.